Expense Example	Oct. 31, 2025 USD ($)
(American Beacon Funds) | (American Beacon Balanced Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 689
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,935
(American Beacon Funds) | (American Beacon Balanced Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
(American Beacon Funds) | (American Beacon Balanced Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(American Beacon Funds) | (American Beacon Balanced Fund) | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
(American Beacon Funds) | (American Beacon Balanced Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	952
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	810
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	847
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,295
(American Beacon Funds) | (American Beacon International Equity Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	1,978
(American Beacon Funds) | (American Beacon International Equity Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,348
(American Beacon Funds) | (American Beacon International Equity Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(American Beacon Funds) | (American Beacon International Equity Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	981
(American Beacon Funds) | (American Beacon International Equity Fund) | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
(American Beacon Funds) | (American Beacon International Equity Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,773
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	1,989
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,478
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,407
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,713